Derivative Financial Instruments and Hedge Accounting - Summary of Amounts at the Reporting Rate Relating to Items Designated as Hedge Items (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items	£ (173)
Financial liabilities - borrowings [member]
Disclosure of detailed information about hedged items [line items]
Hedge ineffectiveness	0	£ 0
Financial liabilities - borrowings [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items	(173)	(367)
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	(4)	(9)
Change in fair value of hedged item used to determine hedge ineffectiveness	5	0
Hedge ineffectiveness	£ 0	£ 0
Line item in profit or loss that includes hedge ineffectiveness
Financial liabilities - borrowings [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items	£ (173)	£ (367)
Change in fair value of hedged item used to determine hedge ineffectiveness	20	(19)
Hedge ineffectiveness	£ 0	£ 0
Line item in profit or loss that includes hedge ineffectiveness